3. MATERIAL ACCOUNTING POLICIES: Lease Liabilities: Schedule of Maturity of contractual lease (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Details
Contractual undiscounted cash flows (USD), Less than a year	$ 1,142,828	$ 58,979
Contractual undiscounted cash flows (USD), One to five years	3,358,418	152,365
Contractual undiscounted cash flows (USD), More than 5 years	83,817	0
Contractual undiscounted cash flows (USD), Total	$ 4,585,063	$ 211,344